Average Annual Total Returns	12 Months Ended	17 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	3.73%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	3.60%
Academy Veteran Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.71%	3.96%
Performance Inception Date		Aug. 01, 2023
Academy Veteran Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.67%)	1.67%
Academy Veteran Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.00%	2.06%